Shareholders' equity - Secondary Offering Narrative (Details)				4 Months Ended	12 Months Ended
	Nov. 26, 2018 CAD ($) shares	Jun. 21, 2018 CAD ($) shares	Jul. 05, 2017 CAD ($) shares	Mar. 31, 2017 CAD ($)	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($)
Disclosure of classes of share capital [line items]
Number of stock options exercised (shares)					1,702,503	1,994,588
Transaction costs | $							$ 1,400,000
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Proceeds from sale of shares | $					$ 0	$ 0	$ 100,000,000
Number of stock options exercised (shares)					1,702,503	1,994,588
Transaction costs | $				$ 1,400,000
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of stock options exercised (shares)					0	0
June 2018 Secondary Offering
Disclosure of classes of share capital [line items]
Transaction costs | $					$ 1,200,000
June 2018 Secondary Offering | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of shares sold (shares)		10,000,000
Proceeds from sale of shares | $		$ 0
Number of stock options exercised (shares)		100,000
June 2018 Secondary Offering | Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of shares converted to subordinate voting shares (in shares)		9,900,000
November 2018 Secondary Offering
Disclosure of classes of share capital [line items]
Transaction costs | $					$ 600,000
November 2018 Secondary Offering | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of shares sold (shares)	10,000,000
Proceeds from sale of shares | $	$ 0
Number of stock options exercised (shares)	10,000
November 2018 Secondary Offering | Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of shares converted to subordinate voting shares (in shares)	9,990,000
Secondary offering
Disclosure of classes of share capital [line items]
Transaction costs | $						$ 1,500,000
Secondary offering | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of shares sold (shares)			12,500,000
Proceeds from sale of shares | $			$ 0
Number of stock options exercised (shares)			85,922
Secondary offering | Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of shares converted to subordinate voting shares (in shares)			12,414,078
Secondary offering | Performance vested exit event stock options
Disclosure of classes of share capital [line items]
Number of stock options vested (in shares)			820,543